INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (3,547)	$ (2,836)	$ (6,322)	$ (5,643)	$ (11,408)	$ (25,870)
Combined federal and provincial statutory income tax rate					26.00%	26.00%
Income tax recovery at statutory tax rates					$ 2,966	$ 6,726
Foreign rate differential					893	2,405
Warrant expense					(399)
Share based compensation					(270)	(651)
Change in estimates related to prior years					(635)
Change in valuation allowance					(2,169)	(5,725)
Other					(386)
Income tax benefit						$ (2,755)